UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine            Westport, CT             8/9/07
       ------------------------   ------------------------------  ----------
                [Signature]               [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   40
                                               -------------

Form 13F Information Table Value Total:             $289,832
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number           Name


     1.            28-12498                PICKER HOLDINGS LLC, GENERAL PARTNER
     2.            28-02944                DEBORAH ZISKIN, GENERAL PARTNER
     3.            28-7626                 MARGARET EPPRECHT, GENERAL PARTNER
     4.            28-11508                JEFFREY CHAFFKIN, GENERAL PARTNER



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                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ---------- --------- --- ---- ---------- -------- ---------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                           COM       002824100     5,355    100,000  SH         SOLE               100,000    0    0
AFFYMAX INC                           COM       00826A109     2,753    102,100  SH         SOLE               102,100    0    0
TD AMERITRADE HLDG CORP               COM       87236Y108     4,804    240,187  SH         SOLE               240,187    0    0
ANADARKO PETE CORP                    COM       032511107    10,850    208,698  SH         SOLE               208,698    0    0
ADAMS RESPIRATORY THERAPEUTI          COM       00635P107    10,276    260,872  SH         SOLE               260,872    0    0
BEST BUY INC                          COM       086516101     9,721    208,290  SH         SOLE               208,290    0    0
BUNGE LIMITED                         COM       G16962105     5,290     62,603  SH         SOLE                62,603    0    0
BOSTON SCIENTIFIC CORP                COM       101137107     1,588    103,534  SH         SOLE               103,534    0    0
CITIGROUP INC                         COM       172967101     7,694    150,000  SH         SOLE               150,000    0    0
CSK AUTO CORP                         COM       125965103     1,380     75,000  SH         SOLE                75,000    0    0
CRESCENT REAL ESTATE EQUITIE          COM       225756105     8,976    400,000  SH         SOLE               400,000    0    0
CADBURY SCHWEPPES PLC                 ADR       127209302     9,896    182,240  SH         SOLE               182,240    0    0
ENDURANCE SPECIALTY HLDGS LT          SHS       G30397106     5,864    146,453  SH         SOLE               146,453    0    0
ENERGYSOUTH INC                       COM       292970100     4,080     80,000  SH         SOLE                80,000    0    0
E TRADE FINANCIAL CORP                COM       269246104     5,812    263,112  SH         SOLE               263,112    0    0
GENERAL ELECTRIC CO                   COM       369604103    32,083    838,102  SH         SOLE               838,102    0    0
GENESIS ENERGY L P               UNIT LTD PARTN 371927104     2,245     64,360  SH         SOLE                64,360    0    0
CORNING INC                           COM       219350105    14,116    552,492  SH         SOLE               552,492    0    0
IDENIX PHARMACEUTICALS INC            COM       45166R204     1,954    331,104  SH         SOLE               331,104    0    0
LKQ CORP                              COM       501889208       515     20,869  SH         SOLE                20,869    0    0
LOWES COS INC                         COM       548661107     3,069    100,000  SH         SOLE               100,000    0    0
LIFE TIME FITNESS INC                 COM       53217R207     6,943    130,437  SH         SOLE               130,437    0    0
MEDTRONIC INC                         COM       585055106     2,593     50,000  SH         SOLE                50,000    0    0
MORTONS RESTAURANT GRP INC N          COM       619430101     1,514     83,621  SH         SOLE                83,621    0    0
MURPHY OIL CORP                       COM       626717102     4,560     76,719  SH         SOLE                76,719    0    0
O REILLY AUTOMOTIVE INC               COM       686091109     5,180    141,730  SH         SOLE               141,730    0    0
PACER INTL INC TENN                   COM       69373H106     3,058    130,000  SH         SOLE               130,000    0    0
PROCTER & GAMBLE CO                   COM       742718109     3,247     53,071  SH         SOLE                53,071    0    0
PREMIER EXIBITIONS INC                COM       74051E102     4,742    300,871  SH         SOLE               300,871    0    0
ISHARES TR                        RUSSELL 2000  464287655    12,922     15,500  SH PUT     SOLE                15,500    0    0
ISHARES TR                       S&P 500 INDEX  464287200    31,119     20,700  SH PUT     SOLE                20,700    0    0
RADNET INC                            COM       750491102     8,448    886,436  SH         SOLE               886,436    0    0
RELIANT ENERGY INC                    COM       75952B105    17,199    638,179  SH         SOLE               638,179    0    0
TEVA PHARMACEUTICAL INDS LTD          ADR       881624209     6,783    164,437  SH         SOLE               164,437    0    0
TALISMAN ENERGY INC                   COM       87425E103    12,150    628,531  SH         SOLE               628,531    0    0
TRANSMONTAIGNE PARTNERS L P       COM UNIT L P  89376V100     4,768    135,000  SH         SOLE               135,000    0    0
TIME WARNER INC                       COM       887317105     6,815    323,911  SH         SOLE               323,911    0    0
VALASSIS COMMUNICATIONS INC           COM       918866104     1,200     69,800  SH         SOLE                69,800    0    0
VELOCITY EXPRESS CORP            COM PAR $0.004 92257T608     1,995  2,319,819  SH         SOLE             2,319,819    0    0
WAL MART STORES INC                   COM       931142103     6,275    130,437  SH         SOLE               130,437    0    0

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